Advances (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Abstract]
Proceeds from advances	$ 423,909	$ 237,187	$ 276,822	$ 432,683
Refinance of advances into convertible notes payable		$ 125,059	$ 426,275	416,685
Advances payable				$ 149,453